GOF-P23 04/26

LEGG MASON ETF INVESTMENT TRUST
SUPPLEMENT DATED APRIL 17, 2026,
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

All changes described below are effective June 1, 2026.

I. The following replaces the reference to Vaneet Chadha in the section titled “Management – Portfolio managers” in the Summary Prospectus and Prospectus, respectively, of each fund listed in Schedule A:

Portfolio manager	Title	Portfolio manager of the fund since
Brett E. Risser	Portfolio Manager	June 2026

II. The following replaces the reference to Vaneet Chadha in the section titled “More on fund management – Portfolio managers” in the Prospectus of each fund listed in Schedule A:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Brett E. Risser

Portfolio Manager of Franklin Advisers. Mr. Risser joined Franklin Templeton in 2023. Prior to joining Franklin Templeton, Mr. Risser was a portfolio manager for Putnam Investment Management, LLC, which he joined in 2003.

International Low Volatility High Dividend Index ETF: June 2026 U.S. Low Volatility High Dividend Index ETF: June 2026

III. The following replaces the reference to Vaneet Chadha in the table in the section titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in the SAI of each fund listed in Schedule A:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Brett E. Risser*	Registered Investment Companies	8	5.41	None	None
	Other Pooled Investment Vehicles	9	1.94	None	None
	Other Accounts	4	1.51	1	0.64

* The information is as of February 28, 2026.

IV. The following replaces the references to Vaneet Chadha in the table in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the SAI of each fund listed in Schedule A:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Brett E. Risser*	None

* The information is as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST

Franklin International Low Volatility High Dividend Index ETF	August 1, 2025
Franklin U.S. Low Volatility High Dividend Index ETF	August 1, 2025

Please retain this supplement for future reference.